Leases payable (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Leases payable (Details) [Line Items]
Lease liabilities	R$ 198,995
Right-of-Use Assets [Member]
Leases payable (Details) [Line Items]
Lease liabilities	R$ 5,075,000	R$ 34,816,000
Bottom of Range [Member]
Leases payable (Details) [Line Items]
Incremental borrowing rate	4.80%
Top of Range [Member]
Leases payable (Details) [Line Items]
Incremental borrowing rate	10.92%